Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair value of derivative instruments
Notional amount	SFr 15,032.2	SFr 14,760.3
Positive replacement value (PRV)	111.1	112.8
Negative replacement value (NRV)	SFr 115.5	111.5
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 14,889.9	14,607.8
Positive replacement value (PRV)	110.6	112.3
Negative replacement value (NRV)	113.5	111.2
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	12,018.1	11,541.1
Positive replacement value (PRV)	43.6	49.3
Negative replacement value (NRV)	41.5	44.8
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	2,133.5	1,736.0
Positive replacement value (PRV)	4.4	0.9
Negative replacement value (NRV)	4.3	0.9
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	8,950.3	8,810.0
Positive replacement value (PRV)	30.9	36.8
Negative replacement value (NRV)	28.9	33.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	737.8	779.0
Positive replacement value (PRV)	8.3	11.5
Negative replacement value (NRV)	8.3	10.9
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	172.0	144.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	24.5	71.6
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,565.5	1,585.0
Positive replacement value (PRV)	30.9	20.9
Negative replacement value (NRV)	31.0	22.8
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,027.6	1,052.9
Positive replacement value (PRV)	13.5	7.6
Negative replacement value (NRV)	14.0	8.2
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	343.8	345.3
Positive replacement value (PRV)	14.3	11.3
Negative replacement value (NRV)	14.0	12.4
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	181.8	174.9
Positive replacement value (PRV)	3.1	2.0
Negative replacement value (NRV)	3.0	2.2
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	10.0	10.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	2.3	1.6
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	434.4	506.8
Positive replacement value (PRV)	3.4	5.0
Negative replacement value (NRV)	4.3	6.3
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	817.5	921.6
Positive replacement value (PRV)	31.2	35.5
Negative replacement value (NRV)	35.9	36.6
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.8	0.9
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	57.9	94.7
Positive replacement value (PRV)	2.4	1.4
Negative replacement value (NRV)	2.2	2.6
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	223.2	243.9
Positive replacement value (PRV)	7.0	11.1
Negative replacement value (NRV)	8.5	12.5
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	46.9	46.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	488.7	535.8
Positive replacement value (PRV)	21.8	22.9
Negative replacement value (NRV)	25.2	21.5
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	54.4	53.3
Positive replacement value (PRV)	1.5	1.6
Negative replacement value (NRV)	0.8	0.7
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	10.7	9.9
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	12.5	12.0
Positive replacement value (PRV)	1.0	1.1
Negative replacement value (NRV)	0.6	0.4
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	12.0	11.1
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	10.6	11.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	8.6	9.2
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.0	0.1
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	142.3	152.5
Positive replacement value (PRV)	0.5	0.5
Negative replacement value (NRV)	2.0	0.3
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	122.7	131.4
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	1.8	0.2
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	122.7	131.4
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	1.8	0.2
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	19.6	21.1
Positive replacement value (PRV)	0.4	0.1
Negative replacement value (NRV)	0.2	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	19.6	21.1
Positive replacement value (PRV)	0.4	0.1
Negative replacement value (NRV)	0.2	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	15,037.1	14,765.2
Positive replacement value (PRV)	111.7	112.9
Negative replacement value (NRV)	SFr 115.5	111.5
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 14,898.8	14,616.6
Positive replacement value (PRV)	111.2	112.4
Negative replacement value (NRV)	113.5	111.2
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	12,027.0	11,549.9
Positive replacement value (PRV)	44.2	49.4
Negative replacement value (NRV)	41.5	44.8
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	2,133.5	1,736.0
Positive replacement value (PRV)	4.4	0.9
Negative replacement value (NRV)	4.3	0.9
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	8,959.2	8,818.8
Positive replacement value (PRV)	31.5	36.9
Negative replacement value (NRV)	28.9	33.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	737.8	779.0
Positive replacement value (PRV)	8.3	11.5
Negative replacement value (NRV)	8.3	10.9
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	172.0	144.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	24.5	71.6
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,565.5	1,585.0
Positive replacement value (PRV)	30.9	20.9
Negative replacement value (NRV)	31.0	22.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,027.6	1,052.9
Positive replacement value (PRV)	13.5	7.6
Negative replacement value (NRV)	14.0	8.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	343.8	345.3
Positive replacement value (PRV)	14.3	11.3
Negative replacement value (NRV)	14.0	12.4
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	181.8	174.9
Positive replacement value (PRV)	3.1	2.0
Negative replacement value (NRV)	3.0	2.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	10.0	10.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	2.3	1.6
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	434.4	506.8
Positive replacement value (PRV)	3.4	5.0
Negative replacement value (NRV)	4.3	6.3
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	817.5	921.6
Positive replacement value (PRV)	31.2	35.5
Negative replacement value (NRV)	35.9	36.6
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.8	0.9
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	57.9	94.7
Positive replacement value (PRV)	2.4	1.4
Negative replacement value (NRV)	2.2	2.6
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	223.2	243.9
Positive replacement value (PRV)	7.0	11.1
Negative replacement value (NRV)	8.5	12.5
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	46.9	46.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	488.7	535.8
Positive replacement value (PRV)	21.8	22.9
Negative replacement value (NRV)	25.2	21.5
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	54.4	53.3
Positive replacement value (PRV)	1.5	1.6
Negative replacement value (NRV)	0.8	0.7
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	10.7	9.9
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.1	0.1
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	12.5	12.0
Positive replacement value (PRV)	1.0	1.1
Negative replacement value (NRV)	0.6	0.4
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	12.0	11.1
Positive replacement value (PRV)	0.3	0.2
Negative replacement value (NRV)	0.1	0.1
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	10.6	11.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	8.6	9.2
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.0	0.1
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	138.3	148.6
Positive replacement value (PRV)	0.5	0.5
Negative replacement value (NRV)	2.0	0.3
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	118.7	127.5
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	1.8	0.2
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	118.7	127.5
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	1.8	0.2
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	19.6	21.1
Positive replacement value (PRV)	0.4	0.1
Negative replacement value (NRV)	0.2	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	19.6	21.1
Positive replacement value (PRV)	0.4	0.1
Negative replacement value (NRV)	0.2	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0